Change in Projected Benefit Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Net projected benefit obligation at beginning of year	$ 496,040	$ 535,783
Service cost	17,125	16,121	13,084
Interest cost	28,935	23,016	23,653
Actuarial loss (gain)	99,071	(57,533)
Gross benefits paid	(23,489)	(21,347)
Acquisitions	122,641
Nonrecurring termination benefit	13,652
Net projected benefit obligation at end of year	753,975	496,040	535,783
Postretirement Benefits
Pension and Other Postretirement Benefits Disclosure [Line Items]
Net projected benefit obligation at beginning of year	27,352	29,095
Service cost	206	227	227
Interest cost	1,164	1,013	1,234
Participants’ contributions	2,100	1,370
Actuarial loss (gain)	(3,026)	(1,011)
Gross benefits paid	(4,856)	(3,342)
Acquisitions	2,146
Net projected benefit obligation at end of year	$ 25,086	$ 27,352	$ 29,095